Schedule of carrying amount of goodwill (Details) (Parenthetical) ₨ in Thousands	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
IfrsStatementLineItems [Line Items]
Growth rate used to extrapolate cash flow projections	5.00%	5.00%	5.00%
Impairment loss recognised in profit or loss, goodwill			₨ 264,909	₨ 221,999
Yatra T G Stays Private Limited And Yatra Hotel Solutions Private Limited [Member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	20.12%	20.12%
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Impairment loss recognised in profit or loss, goodwill			108,834
Yatra for Business Private Limited [Member]
IfrsStatementLineItems [Line Items]
Discount rate applied to cash flow projections	18.77%	18.77%
Growth rate used to extrapolate cash flow projections	5.00%	5.00%
Impairment loss recognised in profit or loss, goodwill			₨ 102,162